Borrowings - Trust Preferred Securities (Details) - USD ($)			1 Months Ended	12 Months Ended
	Mar. 17, 2005	Mar. 17, 2004	Mar. 17, 2005	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Investment in common securities of the trust				$ 1,300,000	$ 1,400,000
Subordinated notes				$ 49,486,000	$ 49,486,000
Exchange Statutory Trust II
Borrowings
Trust preferred securities issued floating rate Trust Preferred Securities (TPS) to a TPS Pool			$ 23,000,000
Floating rate Trust Preferred Securities (TPS) to a TPS Pool, term			30 years
Description of variable rate					three-month LIBOR rate
Basis spread on variable rate (as a percent)					1.83%
Interest rate at end of period (as a percent)					3.73%
Period of time after issuance in which TPS can be repaid without penalty			5 years
Investment in common securities of the trust	$ 712,000		$ 712,000
Investment in preferred interests of the trust by a third party during the period	$ 23,000,000
Exchange Statutory Trust I
Borrowings
Trust preferred securities issued floating rate Trust Preferred Securities (TPS) to a TPS Pool		$ 25,000,000
Description of variable rate					three-month LIBOR rate
Basis spread on variable rate (as a percent)					2.70%
Interest rate at end of period (as a percent)					4.60%
Minimum duration of time needs to complete to take action against default				5 years
Investment in common securities of the trust		774,000
Investment in preferred interests of the trust by a third party during the period		$ 25,000,000